UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number           811-22534

            Versus Capital Multi-Manager Real Estate Income Fund LLC
(Exact name of registrant as specified in charter)

5555 DTC Parkway, Suite 330

                Greenwood Villager, CO 80111
(Address of principal executive offices) (Zip code)

Mark D. Quam

c/o Versus Capital Advisors LLC

5555 DTC Parkway, Suite 330

                            Greenwood Villager, CO 80111
 (Name and address of agent for service)

COPY TO:

Alan Hoffman, Esq.

Winston & Strawn LLP

200 Park Avenue

New York, New York 10166-4193

Registrant's telephone number, including area code: (303) 895-3773

Date of fiscal year end: March 31

Date of reporting period: June 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Portfolio of Investments – June 30, 2017 (Unaudited)

Shares		Value	Shares		Value
Private Investment Funds * - 66.0% (Note 6)				Diversified (continued)
	Diversified – 66.0%		56,011	Inmobiliaria Colonial SA (Spain)................................	$ 487,987
	AEW Core Property Trust (U.S.), Inc. ........................		36,200	Interxion Holding NV***(Netherlands).....................	1,657,236
104,267	Class A Shares.......................................................	$ 102,019,128	169	Invesco Office J-Reit, Inc. (Japan)..............................	157,768
32,602	Class B Shares.......................................................	31,899,140	20,397	Klepierre, REIT (France).............................................	835,994
562,619	Barings Core Property Fund LP....................................	69,933,481	12,592	LEG Immobilien AG (Germany)...................................	1,183,781
113,062	Clarion Lion Properties Fund LLC...............................	157,602,132	158,800	Leopalace21 Corp. (Japan).............................................	985,485
30,915	Harrison Street Core Property Fund.............................	40,065,860	107,600	Liberty Property Trust, REIT.........................................	4,380,396
90,664	Heitman America Real Estate LP.................................	106,520,554		Londonmetric Property, PLC, REIT
402	Invesco Core Real Estate USA.....................................	69,509,468	343,137	(United Kingdom).....................................................	748,146
	Invesco Real Estate Asia Fund (Cayman) Unit Trust		103,106	Merlin Properties Socimi SA, REIT..............................	1,302,456
43,624	Class A Units.........................................................	5,411,894	37,100	Mitsubishi Estate Co., Ltd. (Japan).............................	690,543
	J.P. Morgan U.S. Real Estate Income and		86,700	Mitsui Fudosan Co., Ltd. (Japan)................................	2,066,231
16,293,493	Growth Domestic, LP...........................................	23,942,310	620,000	New World Development Co., Ltd. (Hong Kong).....	786,966
	LaSalle Property Fund LP.............................................		1,918,262	Propertylink Group (Australia)....................................	1,245,845
62,101	Class A Shares.......................................................	97,297,307	317,500	RHT Health Trust (Singapore).....................................	206,401
22,917	Class B Shares.......................................................	35,905,418	28,500	Secure Income REIT, PLC (United Kingdom)...........	128,342
29,840	Mesa Core Lending Fund LP Class A .........................	31,458,772	115,700	Segro, PLC, REIT (United Kingdom).........................	737,196
29,490	Met Life Commercial Mortgage Income Fund............	30,115,965	423	Sekisui House Reit, Inc. (Japan)..................................	504,328
1,183,088	RREEF America Reit II, LP.........................................	138,160,961	419,000	SOHO China, Ltd. (Cayman Islands)..........................	206,617
6,779	Trumbull Income Property Fund, LP...........................	72,940,927	234,229	Spirit Realty Capital, Inc., REIT.................................	1,735,637
3,873	Trumbull Property Fund, LP	46,631,281	1,090,000	Spring Real Estate Investment Trust (Hong Kong)....	474,675
—	US Government Building, LP**...................................	46,195,330	96,596	STORE Capital Corp., REIT.......................................	2,168,580
	Total Private Investment Funds................................	1,105,609,928	83,000	Sun Hung Kai Properties, Ltd. (Hong Kong).............	1,219,361
	(Cost $1,048,152,396)		20,900	TLG Immobilien AG (Germany).................................	427,171
			47,300	Tokyo Tatemono Co., Ltd. (Japan).............................	619,032
Common Stocks – 12.9%			279,010	Viva Energy REIT (Australia).....................................	486,794
	Apartments – 1.9%		45,525	Vornado Realty Trust, REIT........................................	4,274,798
129,325	American Homes 4 Rent, REIT Class A shares........	2,918,865	16,475	Wihlborgs Fastigheter AB (Sweden)...........................	348,090
	Apartment Investors & Management Co.,				55,282,556
77,500	REIT Class A shares............................................	3,330,175		Health Care – 1.1%
35,525	AvalonBay Communities, Inc., REIT..........................	6,826,839	10,101	Care Capital Properties, Inc., REIT.............................	269,697
54,630	Colony Starwood Homes, REIT...................................	1,874,355	173,375	HCP, Inc., REIT............................................................	5,541,065
88,500	Equity Residential, REIT..............................................	5,825,955		Healthcare Trust of America, Inc., REIT
23,753	Essex Property Trust, Inc., REIT.................................	6,110,934	18,427	Class A shares............................................................	573,264
49,800	Independence Realty Trust, Inc., REIT.......................	491,526	17,405	Physicians Realty Trust, REIT.....................................	350,537
28,190	Invitation Homes, Inc., REIT.......................................	609,750	142,912	Senior Housing Properties Trust, REIT	2,921,121
	Japan Rental Housing Investments, Inc., REIT...........		37,775	Ventas, Inc., REIT........................................................	2,624,607
371	(Japan).......................................................................	273,776	74,091	Welltower, Inc., REIT..................................................	5,545,711
60,250	UDR, Inc., REIT............................................................	2,347,942			17,826,002
40,300	UNITE Group, PLC, REIT (United Kingdom)............	340,654		Hotels – 0.7%
		30,950,771	625,800	Far East Hospitality Trust, REIT (Singapore)............	304,548
	Diversified – 3.3%		5,172	Hilton Grand Vacations, Inc.***.................................	186,502
33,000	ADO Properties SA (Luxembourg)..............................	1,395,887	4,883	Hilton Worldwide Holdings, Inc.................................	302,014
2,225	Altarea SCA, REIT (France)......................................	508,258	58	Hoshino Resorts REIT, Inc. (Japan)............................	297,542
66,810	Atrium European Real Estate, Ltd. (Jersey)..............	298,285	55,175	Hospitality Properties Trust, REIT..............................	1,608,351
402,100	Capitaland Commercial Trust, REIT (Singapore)....	484,827	178.625	Host Hotels & Resorts, Inc., REIT..............................	3,263,479
47,699	Castellum AB (Sweden)..............................................	700,365	1,702	Japan Hotel REIT Investment Corp. (Japan)..............	1,203,014
124,991	Charter Hall Group, REIT (Australia)..........................	528,373	41,600	LaSalle Hotel Properties, REIT...................................	1,239,680
24,950	Coresite Realty Corp., REIT.........................................	2,583,074	57,988	Park Hotels & Resorts, Inc., REIT..............................	1,563,356
589,400	Croesus Retail Trust (Singapore)..................................	505,169	45,275	Pebblebrook Hotel Trust, REIT...................................	1,459,666
658,000	Cromwell Property Group, REIT (Australia)..............	480,451	39,498	Sunstone Hotel Investors, Inc., REIT..........................	636,708
26,200	Crown Castle International Corp., REIT......................	2,624,716			12,064,860
33,100	Deutsche Wohnen AG (Germany)................................	1,266,097		Mortgages – 0.0%
258,118	Dexus Property Group, REIT (Australia)....................	1,880,728	68,300	CYS Investments, Inc., REIT......................................	574,403
16,725	Digital Realty Trust, Inc., REIT...................................	1,889,089
	Empiric Student Property, PLC, REIT (United			Office Properties – 1.2%
60,000	Kingdom)..................................................................	87,330	36,455	Alexandria Real Estate Equities, Inc., REIT..............	4,391,734
16,278	Entra ASA (Norway).....................................................	202,774	26,650	Boston Properties, Inc., REIT......................................	3,278,483
13,016	EPR Properties, REIT....................................................	935,460	27,800	Brandywine Realty Trust, REIT................................	487,334
15,325	Equinix, Inc., REIT........................................................	6,576,877	410,000	Champion REIT (Hong Kong)...................................	260,994
20,100	Fabege AB (Sweden).....................................................	386,506	89,933	City Office REIT, Inc...................................................	1,142,149
3,800	Fonciere Des Regions, REIT (France).........................	352,509	50	Daiwa Office Investment Corp., REIT (Japan)..........	252,056
	Frasers Logistics & Industrial Trust, REIT		73,675	Douglas Emmett, Inc., REIT........................................	2,815,122
635,900	(Singapore)...............................................................	498,836	100,750	Hudson Pacific Properties, Inc., REIT........................	3,444,642
4,200	Gecina SA, REIT (France)............................................	658,873	109,572	Investa Office Fund, REIT (Australia)........................	369,712
	Hispania Activos Inmobiliarios SOCIMI SA, REIT		33,525	Kilroy Realty Corp., REIT...........................................	2,519,404
22,514	(Spain)......................................................................	372,216	205	MCUBS MidCity Investment Corp., REIT (Japan)...	613,314

See accompanying notes to Portfolio of Investments

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Portfolio of Investments – June 30, 2017 (Unaudited) (continued)

Shares		Value	Shares		Value
	Office Properties – (continued)			Apartments – (continued)
492,700	Viva Industrial Trust, REIT (Singapore)................	$ 316,717		Apartment Investment & Management Co., REIT,
		19,891,661	60,425	Series A, 6.88%...............................................	$ 1,641,747
	Regional Malls – 1.3%				6,450,526
71,725	GGP, Inc., REIT.......................................................	1,689,841		Diversified – 0.3%
68,250	Macerich Co., The, REIT.........................................	3,962,595	24,350	Digital Realty Trust, Inc., REIT, Series H, 7.38%	667,920
16,089	Pennsylvania Real Estate Investment Trust, REIT	182,127		PS Business Parks, Inc., REIT,
93,210	Simon Property Group, Inc., REIT.........................	15,077,650	59,750	Series T, 6.00%................................................	1,505,700
19,650	Taubman Centers, Inc., REIT..................................	1,170,158	6,525	Series U, 5.75%..............................................	164,234
		22,082,371		Retail Properties of America, Inc., REIT,
	Residential – 0.2%		35,250	Series A, 7.00%...............................................	900,990
40,333	Sun Communities, Inc., REIT.................................	3,536,801		Vornado Realty Trust, REIT,
			44,350	Series G, 6.63%...............................................	1,145,117
	Shopping Centers – 1.2%		4,100	Series K, 5.70%..............................................	104,878
32,900	Brixmor Property Group, Inc., REIT......................	588,252			4,488,839
324,916	Citycon OYJ (Finland).............................................	852,796		Health Care – 0.0%
303,175	DDR Corp., REIT.....................................................	2,749,797	11,350	Sabra Health Care, Inc., REIT, Series A, 7.13%	290,446
	Eurocommercial Properties NV, REIT		3,650	Senior Housing Properties Trust, REIT 6.25%....	98,477
8,493	(Netherlands)	339,365			388,923
11,450	Federal Realty Investment Trust, REIT..................	1,447,166		Hotels – 0.1%
210,000	Fortune, REIT (Hong Kong)....................................	260,636	9,525	Chesapeake Lodging Trust, REIT, Series A, 7.75%	237,982
302	Kenedix Retail REIT Corp. (Japan)........................	637,429	40,275	LaSalle Hotel Properties, REIT Series J, 6.30%.	1,020,166
107,650	Kimco Realty Corp., REIT......................................	1,975,378		Sunstone Hotel Investors, Inc., REIT,
97,575	Kite Realty Group Trust, REIT...............................	1,847,095	7,625	Series F, 6.45%...............................................	196,687
258,000	Link REIT (Hong Kong)	1,962,894			1,454,835
16,836	Newriver REIT (United Kingdom)........................	73,461		Office Properties – 0.3%
258,407	Newriver REIT, PLC (United Kingdom)..............	1,177,637	18,775	Kilroy Realty Corp., REIT Series H 6.38%.........	477,542
38,025	Regency Centers Corp., REIT.................................	2,381,886	139,506	SL Green Realty Corp., REIT, Series I, 6.50%...	3,519,736
8,200	Vastned Retail NV, REIT (Netherlands)................	343,298	49,000	VEREIT, Inc., Series F, 6.70%.............................	1,302,910
99,495	Weingarten Realty Investors, REIT	2,994,800			5,300,188
		19,631,890		Regional Malls – 0.7%
	Storage – 0.8%			CBL & Associates Properties Inc., REIT,
139,550	CubeSmart, REIT.....................................................	3,354,782	98,871	Series D, 7.38%................................................	2,299,739
42,487	Extra Space Storage, Inc., REIT..............................	3,313,986	62,225	GGP, Inc., REIT, Series A, 6.38%.......................	1,584,248
35,475	Life Storage, REIT...................................................	2,628,698		Pennsylvania Real Estate Investment Trust, REIT
22,650	Public Storage, REIT...............................................	4,723,204	57,362	Series A, 8.25%................................................	1,455,848
		14,020,670	2,150	Series B, 7.38%................................................	54,578
	Warehouse / Industrial – 1.2%		65,750	Series C, 7.20%................................................	1,758,812
418,500	AIMS AMP Capital Industrial, REIT, (Singapore)	449,886		Taubman Centers Inc., REIT,
26,325	CyrusOne, Inc., REIT...............................................	1,467,619	174,025	Series J, 6.50%..................................................	4,373,248
163,174	Goodman Group, REIT (Australia).........................	987,018	24,775	Series K, 6.25%................................................	627,798
20,200	Granite Real Estate Investment Trust (Canada).....	798,934		Washington Prime Group, Inc., REIT,
	Industrial & Infrastructure Fund		1,800	Series H, 7.50%...............................................	45,126
170	Investment Corp., REIT (Japan).......................	770,838	15,000	Series I, 6.88%.................................................	385,200
366	Japan Logistics Fund, Inc., REIT (Japan)...............	759,822			12,584,597
	Macquarie Mexico Real Estate Management SA			Residential – 0.1%
231,184	de CV, REIT (Mexico)......................................	272,090		Equity LifeStyle Properties, Inc., REIT,
	PLA Administradora Industrial S de RL de CV,		54,150	Series C, 6.75%	1,378,118
501,800	REIT (Mexico)...................................................	923,763	7,000	Sun Communities, Inc., REIT, Series A, 7.13%	177,905
	Prologis Property Mexico SA de CV, REIT				1,556,023
155,000	(Mexico).............................................................	293,196		Shopping Centers – 0.4%
182,708	Prologis, Inc., REIT..................................................	10,713,997		DDR Corp., REIT,
	Safestore Holdings, PLC, REIT (United		69,800	Series A, 6.38%................................................	1,825,968
127,600	Kingdom).........................................................	700,339	56,150	Series J, 6.50%..................................................	1,407,680
44,434	STAG Industrial, Inc., REIT....................................	1,226,378	3,000	Series K, 6.25%................................................	75,240
	WPT Industrial Real Estate Investment Trust			Kimco Realty Corp., REIT,
42,100	(Canada)...........................................................	551,720	6,900	Series J, 5.50%..................................................	173,121
		19,915,600	14,150	Series K, 5.63%................................................	353,467
	Total Common Stocks	215,777,585	300	Regency Centers Corp., REIT, Series 7, 6.00%..	7,629
	(Cost $209,486,009)		14,175	Saul Centers, Inc., REIT, Series C, 6.88%...........	365,573
				Urstadt Biddle Properties, Inc., REIT,
Preferred Stock – 2.4%			51,800	Series F, 7.13%.................................................	1,332,814
	Apartments – 0.4%		20,950	Series G, 6.75%................................................	553,080
	American Homes 4 Rent, REIT				6,094,572
130,371	Series D, 6.50%	3,375,305
55,475	Series E, 6.35%..................................................	1,433,474

See accompanying notes to financial statements

 VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Portfolio of Investments – June 30, 2017 (Unaudited) (continued)

Shares		Value	Shares		Value
	Storage – 0.1%		Commercial Mortgage Backed Securities – (continued)
	Public Storage, REIT,			BANK 2017-BNK4,
52,425	Series V, 5.38%.......................................................	$ 1,323,731	23,969,590	1.46%, 5/15/2050 Ser 2017-BNK4, Class XA..	2,459,174
11,925	Series Y, 6.38%.......................................................	326,626	2,000,000	3.36%, 5/15/2050 Ser 2017-BNK4, Class D.....	1,663,062
		1,650,357		BANK 2017-BNK5,
	Warehouse / Industrial – 0.0%		3,000,000	4.26%, 6/15/2060 Ser 2017-BNK5, Class E.....	1,978,125
2,400	Rexford Industrial Realty, Inc., REIT, Series A, 5.88%	60,456		Citigroup Commercial Mortgage Trust,
	Total Preferred Stock...............................................	40,029,316	2,500,000	3.23%, 9/15/2048 Ser 2015-PI, Class D............	2,058,386
	(Cost $39,953,722)			Comm Mortgage Trust,
			2,000,000	3.65%, 10/10/2048 Ser 2015-LC23, Class D....	1,768,327
				GS Mortgage Securities Trust,
			2,000,000	4.76%, 8/10/2046 Ser 2013-GC14, Class F......	1,538,693
Par			1,750,000	3.58%, 6/10/2047 Ser 2015-GC22, Class E......	1,113,202
Corporate Debt – 1.0%				JPMDB Commercial Mortgage Securities Trust,
	Apartments – 0.0%		1,500,000	4.58%, 3/15/2050 Ser 2017-C5, Class D...........	1,494,471
$ 566,000	Select Income, REIT, 2.85%, 2/1/2018........................	568,420		Morgan Stanley Bank of America Merrill Lynch
				Trust,
	Health Care – 0.3%		2,153,000	4.13%, 5/15/2046 Ser 2013-C9, Class D...........	1,981,276
	Senior Housing Properties Trust, REIT,		3,576,000	4.41%, 10/15/2048 Ser 2015-C26, Class E......	2,462,980
3,376,000	3.25%, 5/01/2019...................................................	3,409,986		SG Commercial Mortgage Securities Trust,
2,057,000	6.75%, 4/15/2020...................................................	2,232,958	13,886,162	2.02%, 12/10/2048 Ser 2016-C5, Class XA......	1,730,755
41,000	6.75%, 12/15/2021.................................................	45,769		UBS-Barclays Commercial Mortgage Trust,
		5,688,713	26,964,212	1.74%, 12/10/2045 Ser 2012-C4, Class ZA......	1,803,183
	Office Properties – 0.3%		2,000,000	5.04%, 8/10/2049 Ser 2012-C3, Class D...........	2,014,051
184,000	Alexandria Real Estate Equities, Inc., REIT			Wells Fargo Commercial Mortgage Trust,
	4.60%, 4/1/2022.......................................................	196,826	2,000,000	3.37%, 1/15/2059 Ser 2016-NXS5, Class A5...	2,040,741
17,000	Brandywine Operating Partnership LP, REIT				28,054,860
	4.95%, 4/15/2018.....................................................	17,373		Total Commercial Mortgage Backed Securities	28,054,860
	Corporate Office Properties LP, REIT		(Cost $27,661,714)
1,044,000	3.6%, 5/15/2023.......................................................	1,070,377	Short-Term Investment – 11.6%
2,360,000	3.6%, 5/15/2023.......................................................	2,348,450	195,551,130	Dreyfus Cash Management, Institutional Shares	195,551,131
	Equity Commonwealth, REIT			(Cost $195,584,910)
500,000	5.88%, 9/15/2020.....................................................	535,051	Total Investments – 95.5%...........		$ 1,599,897,565
	Government Properties Income Trust, REIT		(Cost $1,535,561,774)
532,000	3.75%, 8/15/2019.....................................................	536,402
299,000	Select Income, REIT, 4.15%, 2/1/2022.......................	301,729		Other Assets Net of Liabilities – 4.5%................	75,518,159
	SL Green Realty Corp., REIT,			Net Assets – 100.0%	$ 1,675,415,724
53,000	4.50%, 12/1/2022.....................................................	54,646
		5,060,854		* Non-Tradable Securities.
	Reginal Malls – 0.1%			** Partnership is not designated in units. The Fund owns approx. 2.8%.
	CBL & Associates LP, REIT			*** Non-income producing security.
369,000	5.25%, 12/1/2023................................................	360,430
881,000	4.60%, 10/15/2024..............................................	812,115		Portfolio Abbreviations:
		1,172,545		LP – Limited Partnership
	Shopping Centers – 0.2%			PLC – Public Limited Company
	Brixmor Operating Partnership LP, REIT			REIT – Real Estate Investment Trust
1,061,000	3.88%, 8/15/2022..............................................	1,086,097			% of
	DDR Corp., REIT,			Industry	Net Assets
267,000	4.63%, 7/15/2022..............................................	279,850		Diversified................................................................	69.6%
	Regency Centers Corp., REIT,			Short-Term Investments..........................................	11.6%
93,000	3.75%, 11/15/2022............................................	96,349		Apartments................................................................	2.3%
	Retail Properties of America, Inc., REIT,			Regional Malls.........................................................	2.1%
960,000	4.00%, 3/15/2025..............................................	921,917		Office Properties......................................................	1.9%
		2,384,213		Shopping Centers.....................................................	1.7%
	Total Corporate Debt..............................................	12,507,959		Commercial Mortgage Backed Securities..............	1.7%
	(Cost $14,723,023)			Health Care...............................................................	1.4%
				Warehouse/Industrial...............................................	1.2%
Shares				Storage......................................................................	0.9%
Commercial Mortgage Backed Securities – 1.7%				Hotels........................................................................	0.8%
	Banc of America Commercial Mortgage Trust,			Residential................................................................	0.3%
2,375,000	3.25%, 2/15/2050 Ser 2017-BNK3, Class D.....	1,948,434		Other Assets Net of Liabilities................................	4.5%
					100.0%

See accompanying notes to financial statements

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LC

Notes to Portfolio of Investments

For the Period Ended June 30, 2017 (Unaudited)

Securities Valuation - Consistent with Section 2(a)(41) of the 1940Act, the Funds price their securities as follows: Investments in securities that are listed on the New York Stock Exchange (the “NYSE”) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices for the day or, if no ask price is available, at the bid price.  Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price as reflected on the tape at the close of the exchange representing the principal market for such securities. If, after the close of a foreign market, but prior to the NYSE close, market conditions change significantly, certain foreign securities may be valued pursuant to procedures established by the Board of Directors (the “Board”).

Debt securities are valued at their bid prices by an independent pricing service using valuation methods that are designed to represent fair value, such as matrix pricing and other analytical pricing models, market transactions and dealer quotations.  Debt securities purchased with a remaining maturity of 60 days or less are valued at acquisition cost, plus or minus any amortized discount or premium which approximates fair value.

Securities for which market prices are unavailable, or securities for which the Adviser determines that the bid and/or ask price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Board. Circumstances in which market prices may be unavailable include, but are not limited to, trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate.  These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets. Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing NAV.

As a general matter, the Fund records the fair value of its interests in certain investment funds based on the NAV provided by the Investment Managers and their agents.  These fair value calculations will involve significant professional judgment by the Investment Managers in the application of both observable and unobservable attributes, the calculated net asset values of the Investment Funds' assets may differ from their actual realizable value or future fair value. Valuations will be provided to the Fund based on the interim unaudited financial records of Investment Funds, and, therefore, will be estimates subject to adjustment (upward or downward) upon the auditing of such financial records and may fluctuate as a result. Furthermore, the Board and the Adviser may not have the ability to assess the accuracy of these valuations.

The Fund's use of fair value pricing may cause the NAV of the Shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security.

Due to the inherent uncertainty of determining the fair value of investments that do not have readily available market quotations, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

Fair Value Measurements: The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•      Level 1  –    unadjusted quoted prices in active markets for identical securities

•      Level 2  –    prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•     Level 3  –    significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LC

Notes to Portfolio of Investments

For the Period Ended June 30, 2017 (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. It is the Fund's policy to recognize transfers in and out of the levels at the value at the (end or beginning) of the period. For the period ended June 30, 2017, there were no transfers between levels. A summary of inputs used to value the Fund’s investments as of June 30, 2017 is as follows:

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	06/30/2016	Price	Inputs	Inputs
Common Stocks *............................................	$ 215,777,585	$ 215,777,585	$ – .	$ – .
Preferred Stocks *............................................	40,029,316	40,029,316	– .	– .
Corporate Debt *.............................................	14,874,745	– .	14,874,745	– .
Commercial Mortgage Backed Securities *..	28,054,860	– .	28,054,860	– .
Short-Term Investments..................................	195,551,131	195,551,131	– .	– .
Subtotal............................................................	$ 494,287,637	$ 451,538,032	$ 42,929,605	$ – .
Private Investment Funds*..............................	$ 1,105,609,928
Total	$ 1,599,897,565

* See Portfolio of Investments for industry breakout.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. There were no transfers between categories during the period ended June 30, 2017.

Foreign Currency - Foreign currencies, investments and other assets and liabilities, if any, are translated into U.S. dollars at the exchange rates at 4:00 p.m. U.S. ET (Eastern Time). Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses).

Restricted Securities - Securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with a Fund’s investment objective and investment strategies. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. Each of the following securities can suspend redemptions if its respective Board deems it in the best interest of its shareholders.  None of these securities have suspended redemptions.  This and other important information are described in the Fund's Prospectus dated April 18, 2017.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LC

Notes to Portfolio of Investments

For the Period Ended June 30, 2017 (Unaudited) (continued)

As of June 30, 2017, the Fund invested in the following restricted securities:

					Unfunded
	Acquisition		Cost	Value	Commitments	% of Net	Redemption
Security (a)	Date (b)	Shares	($1,000s)	($1,000s)	($1,000s)	Assets	Notice (c)
AEW Core Property Trust (U.S.), Inc.,
Class A Shares	7/2/2013	104,267	$ 127,250	$ 102,019	$ 32,000	8.0%	45 Days
Class B Shares	7/2/2013	32,602	—	31,899	25,000	0.0%	45 Days
Barings Core Property Fund LP	9/30/2013	562,619	66,625	69,934	25,000	4.2%	30 Days
Clarion Lion Properties Fund LLC	7/1/2013	113,062	146,180	157,602	25,000	9.4%	90 Days
Harrison Street Core Property Fund	8/13/2014	30,915	38,000	40,066	35,000	2.4%	45 Days
Heitman America Real Estate LP	12/2/2014	90,664	100,40	106,521	54,265	6.4%	90 Days
Invesco Core Real Estate USA	12/31/2013	402	64,500	69,509	15,000	4.1%	45 Days
Invesco Real Estate Asia Fund (Cayman)
Unit Trust - Class A Units (d)	9/30/2014	43,624	5,000	5,412	55,000	0.3%	45 Days
J.P. Morgan U.S. Real Estate
Income and Growth Domestic LP	12/31/2013	16,293,493	22,133	23,942	—	1.4%	60 Days
LaSalle Property Fund LP,
Class A Shares	8/31/2015	62,101	127,765	97,297	30,740	8.0%	45 Days
Class B Shares	8/31/2015	22,917	—	35,906	—	0.0%	45 Days
Mesa Core Lending Fund LP,
Class A Shares	7/15/2015	29,840	31,067	31,459	49,141	1.9%	30 Days
Met Life Commercial Mortgage
Income Fund (d)	10/1/2015	29,490	29,942	30,116	5,156	1.8%	90 Days
RREEF America Reit II, LP	9/30/2013	1,183,088	129,250	138,161	45,000	8.2%	45 Days
Trumbull Property Fund, LP	9/30/2013	6,779	72,000	72,941	13,000	4.3%	60 Days
Trumbull Property Income Fund, LP	4/1/2016	3,873	45,000	46,631	52,500	2.8%	60 Days
US Government Building, LP	5/1/2014	(e)	43,000	46,195	35,000	2.8%	60 Days
Total			$ 1,048,152	$ 1,105,610	$ 496,802	66.0%

(a)   The investment funds are open-ended Investment Funds organized to serve as a collective investment vehicle through which eligible investors may invest in a professionally managed real estate portfolio of equity and debt investments consisting of multi-family, industrial, retail and office properties in targeted metropolitan areas primarily within the continental United States. The principal investment objective of the Investment Funds is to generate attractive, predictable investment returns from a target portfolio of low-risk equity investments in income-producing real estate while maximizing the total return to shareholders through cash dividends and appreciation in the value of shares.

(b)   Represents initial acquisition date as shares are purchased at various dates through the current period.

(c)  The investment funds provide for a quarterly redemption subject to the notice period listed.

(d)   Founding member shares which are subject to a lockup period ending 10/02/2017.

(e)   Partnership is not designated in units. The Fund owns approximately 2.8% at June 30, 2017.

Item 2. Controls and Procedures.

(a)   The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Versus Capital Multi-Manager Real Estate Income Fund LLC

By (Signature and Title)         /s/ Mark D. Quam
                                                Mark D. Quam, Chief Executive Officer

                                                (principal executive officer)

Date    8/24/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Mark D. Quam
                                                Mark D. Quam, Chief Executive Officer

                                                (principal executive officer)

Date    8/24/2017

By (Signature and Title)         /s/ John Gordon
                                                John Gordon, Chief Financial Officer

                                                (principal financial officer)

Date    8/24/2017